CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) revenue	$ (1,568,382)	$ 14,572,376	$ (4,223,060)
Other comprehensive income, net of tax
Foreign currency translation adjustments	1,030,733	3,449,951	1,566,000
Comprehensive (loss) income	(537,649)	18,022,327	(2,657,060)
Less: comprehensive (loss) income attributable to the noncontrolling interests	(282,552)	188,095	(124,925)
Comprehensive (loss) income attributable to Bona Film Group Limited	$ (255,097)	$ 17,834,232	$ (2,532,135)